Employee Benefits	12 Months Ended
Dec. 31, 2021
Employee Benefits
Employee Benefits
16.	Employee Benefits
The Company’s subsidiaries and VIEs incorporated in China participate in a government-mandated multi-employer defined contribution plan under which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor regulations require the Company’s Chinese subsidiaries and VIEs to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; hence, the Group has no further commitments beyond its monthly contribution. The following table presents the Group’s employee welfare benefits expenses for the years ended December 31, 2019, 2020 and 2021:

	For the Year Ended December 31,
	2019	2020	2021

	RMB in thousands

Contributions to medical and pension schemes	215,553	195,655	695,310
Other employee benefits	24,180	40,216	65,990

Total	239,733	235,871	761,300